Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Preferred Stock [Member] Additional Paid-In Capital [Member]	Preferred Stock [Member] Discount [Member]	Common Stock [Member] Additional Paid-In Capital [Member]	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009			$ 6,840	$ (265)	$ 26,680	$ 27	$ (2,531)	$ (45)	$ 30,706
Balance, shares at Dec. 31, 2009	6,514	326				2,653,208
Comprehensive loss:
Net loss							(3,160)		(3,160)
Net change in unrealized gain on securities available for sale, net of taxes								(570)	(570)
Comprehensive loss									(3,730)
Share-based compensation					13				13
Preferred stock dividend requirements and Series B preferred stock accretion				65			(420)		(355)
Balance at Dec. 31, 2010			6,840	(200)	26,693	27	(6,111)	(615)	26,634
Balance, shares at Dec. 31, 2010	6,514	326				2,653,208
Comprehensive loss:
Net loss							(2,786)		(2,786)
Net change in unrealized gain on securities available for sale, net of taxes								816	816
Comprehensive loss									(1,970)
Share-based compensation					1				1
Retirement of stock					(99)	(1)			(100)
Retirement of stock, shares						(20,000)
Preferred stock dividend requirements and Series B preferred stock accretion				66			(374)		(308)
Balance at Dec. 31, 2011			$ 6,840	$ (134)	$ 26,595	$ 26	$ (9,271)	$ 201	$ 24,257
Balance, shares at Dec. 31, 2011	6,514	326				2,633,208